Property And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment
Property and Equipment
Property and equipment consisted of the following:

(in millions)	December 31,
	2012	2011
Land	$27.7	$27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104.0	102.1
Computer and data processing equipment	56.4	49.7
Computer software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17.0
Total property and equipment	302.7	294.3
Less accumulated depreciation	160.0	140.0
Net property and equipment	$142.7	$154.3

During 2012, 2011 and 2010, the Company recorded disposals of $12.2 million, $10.5 million and $11.4 million, respectively, to remove assets that were no longer in use from property and equipment. The Company recorded a pre-tax loss of $0.1 million, $0.3 million and $0.7 million in 2012, 2011 and 2010, respectively, for certain disposed assets that were not fully depreciated.
Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $32.0 million, $31.3 million and $38.3 million, respectively.